Assets held for sale and discontinued operations - Additional information (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
	Dec. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
Disclosure of associates [line items]
Goodwill impairment on classification as held for sale				£ (94.5)
Net cash inflow from operating activities		£ (401.9)	£ (126.4)	1,850.5
Net cash inflow/(outflow) from investing activities		(30.3)	61.0	1,759.6
Net cash (outflow)/inflow from financing activities		175.1	(310.2)	(2,922.0)
Kantar [member]
Disclosure of associates [line items]
Net cash inflow from operating activities		26.8	135.2	322.9
Net cash inflow/(outflow) from investing activities		1.1	26.5	53.2
Net cash (outflow)/inflow from financing activities		0.9	£ 18.8	27.2
Kantar Business [Member]
Disclosure of associates [line items]
Percentage of interest in associates	40.00%
Disposal of discontinued operations consideration	£ 2,140.2	200.1
Gain (loss) on disposal of discontinued operations Before Tax		(3.3)		73.8
Attributable tax expense		£ 1.9		157.4
Goodwill impairment on classification as held for sale				£ (94.5)
Kantar Business [Member] | Scenario forecast one [member] | Final stages [member]
Disclosure of associates [line items]
Disposal of discontinued operations consideration expected to be received for Final stages					£ 50.0